Investment in Films and Television Programs	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Investment in Films and Television Programs
4. Investment in Films and Television Programs
The predominant monetization strategy for all of the Company’s investments in films and television programs is on an individual film basis. Total investment in films and television programs is as follows:

	December 31, 2024	March 31, 2024
	(Amounts in millions)
Investment in Films and Television Programs:
Released, net of accumulated amortization	$1,011.6	$992.2
Completed and not released	201.3	225.4
In progress	1,129.2	644.4
In development	115.3	67.0

Investment in films and television programs, net	$2,457.4	$1,929.0

At
December 31
, 2024, acquired film and television libraries have remaining unamortized
costs of $245.0 million, which are monetized individually and are being amortized on a straight-line basis or the individual-film-forecast method over a weighted average remaining period of approximately 13.5 years (March 31, 2024 - unamortized costs of $223.1 million).
Amortization of investment in film and television programs was $335.5 million and $1,053.3 million for the three and nine
months ended
December 31
, 2024, respectively, and was included in direct operating expense in the unaudited condensed consolidated statements of operations (three and nine
months ended
December 31
, 2023 - $311.4 million and $948.1 million, respectively).

Impairments.
Investment in films and
television
programs includes write-downs to fair value, which are included in direct operating expense on the unaudited condensed consolidated statements of operations, and represented the following amounts by segment for the three and nine
months ended
December 31
, 2024 and 2023:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Impairments by segment:
Included in direct operating expense (1) :
Motion Picture	$0.2	$0.5	$18.8	$27.5
Television Production	0.4	1.2	0.4	6.6
Impairments not included in segment operating results (2)
Included in restructuring and other	7.3	—	6.8	—

	$7.9	$1.7	$26.0	$34.1

(1)	Impairments included in direct operating expense are included in the amortization expense amounts disclosed above.
(2)
Amounts in the three and nine months ended December 31, 2024 primarily represent content impairments related to the Motion Picture and Television Production segments associated with exiting local production in certain international territories. See Note 15.

3. Investment in Films and Television Programs
The predominant monetization strategy for all of the Company’s investments in films and television programs is on an individual film basis. Total investment in films and television programs is as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Investment in Films and Television Programs (1)(2) :
Released, net of accumulated amortization	$992.2	$779.9
Completed and not released	225.4	289.8
In progress	644.4	649.1
In development	67.0	67.9

Investment in films and television programs, net	$1,929.0	$1,786.7

(1)	At March 31, 2024, the unamortized balance related to completed and not released and in progress theatrical films was $532.5 million.
(2)
Production tax credits reduced total investment in films and television programs by $112.2 million and $181.2 million during the years ended March 31, 2024 and 2023, respectively, which resulted in a reduction of direct operating expense related to the amortization of investment in films and television programs cost of approximately $70.6 million and $84.3 million for the years ended March 31, 2024 and 2023, respectively.

At March 31, 2024, acquired film and television libraries have remaining unamortized costs of $223.1 million, which are monetized individually and are being amortized on a straight-line basis or the individual-film-forecast method over a weighted average remaining period of approximately 12.8 years
(March 31, 2023—unamortized
costs of $132.8 million).
Amortization of investment in film and television programs was $1,347.8 million, $1,649.3 million and $1,497.5 million for the years ended March 31, 2024, 2023 and 2022, respectively, and was included in direct operating expense in the combined statements of operations.
The table below summarizes estimated future amortization expense for the Company’s investment in film and television programs as of March 31, 2024:

	Year Ending March 31,
	2025	2026	2027
	(Amounts in millions)
Estimated future amortization expense:
Released investment in films and television programs	$391.2	$189.5	$147.5
Completed and not released investment in films and television programs	$139.6	n/a	n/a

Impairments.
Investment in films and television programs includes write-downs to fair value, which are included in direct operating expense on the combined statements of operations, and represented the following amounts by segment for the years ended March 31, 2024, 2023 and
2022:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Impairments by segment:
Included in direct operating expense (1) :
Motion Picture	$34.6	$6.2	$1.2
Television Production	8.4	4.6	34.9
Impairments not included in segment operating results (2)	12.8	—	—

	$55.8	$10.8	$36.1

(1)	Impairments included in direct operating expense are included in the amortization expense amounts disclosed above.
(2)
Amounts in fiscal 2024 represent development costs written off in connection with changes in strategy in the Television Production segment as a result of the acquisition of eOne which are included in restructuring and other.

See Note 15 and Note 16 for further informa
tion.

LIONS GATE ENTERTAINMENT CORP [Member]
Investment in Films and Television Programs
3. Investment in Films and Television Programs and Licensed Program Rights
Total investment in films and television programs and licensed program rights by predominant monetization strategy is as follows:

	December 31, 2024	March 31, 2024
	(Amounts in millions)
Investment in Films and Television Programs:
Individual Monetization
Released, net of accumulated amortization	$899.5	$878.3
Completed and not released	201.3	225.4
In progress	794.7	469.2
In development	107.6	65.7

	2,003.1	1,638.6

Film Group Monetization
Released, net of accumulated amortization	459.4	497.1
Completed and not released	274.9	170.1
In progress	337.0	179.0
In development	11.4	4.3

	1,082.7	850.5

Licensed program rights, net of accumulated amortization	290.5	273.1

Investment in films and television programs and licensed program rights, net	$3,376.3	$2,762.2

At December 31, 2024, acquired film and television libraries have remaining unamortized costs of $245.0 million, which are monetized individually and are being amortized on a straight-line basis or the individual-film-forecast method over a weighted-average remaining period of approximately 13.5 years (March 31, 2024 - unamortized costs of $223.1 million).

Amortization of investment in film and television programs and licensed program rights by predominant monetization strategy is as follows, and was included in direct operating expense in the unaudited condensed consolidated statements of operations:

	Three Months Ended		Nine Months Ended
	December 31,		December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Amortization expense:
Individual monetization	$286.0	$214.2	$797.6	$618.6
Film group monetization	56.5	66.8	212.5	276.7
Licensed program rights	89.2	90.2	195.8	243.4

	$431.7	$371.2	$1,205.9	$1,138.7

Impairments.
Investment in films and television programs and licensed program rights includes write-downs to fair value. The following table sets forth impairments by segment and the line item in our unaudited condensed consolidated statement of operations they are recorded in for the three and nine months ended December 31, 2024 and 2023:

	Three Months Ended		Nine Months Ended
	December 31,		December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Impairments by segment:
Included in direct operating expense (1) :
Motion Picture	$0.2	$0.5	$18.8	$27.5
Television Production	0.4	1.2	0.4	6.6
Impairments not included in segment operating results (2) :
Included in restructuring and other	0.9	77.8	(1.9)	317.4

	$1.5	$79.5	$17.3	$351.5

(1)
Impairments included in direct operating expense are included in the amortization expense amounts reflected in the table above which presents amortization of investment in film and television programs and licensed program rights by predominant monetization strategy.

(2)
Represents charges (net recoveries) primarily related to the Media Networks restructuring plan initiatives. In addition, amounts in the three and nine months ended December 31, 2024 also include content impairments of $7.3 million related to the Motion Picture and Television Production segments associated with exiting local production in certain international territories. See Note 14 for further information.

3. Investment in Films and Television Programs and Licensed Program Rights
Total investment in films and television programs and licensed program rights by predominant monetization strategy is as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Investment in Films and Television Programs:
Individual Monetization (1)(2)
Released, net of accumulated amortization	$878.3	$611.7
Completed and not released	225.4	278.7
In progress	469.2	457.0
In development	65.7	64.1

	1,638.6	1,411.5

Film Group Monetization
Released, net of accumulated amortization	$497.1	657.8
Completed and not released	170.1	281.7
In progress	179.0	303.0
In development	4.3	8.2

	850.5	1,250.7

Licensed program rights, net of accumulated amortization	273.1	285.7

Investment in films and television programs and program rights, net	$2,762.2	$2,947.9

(1)	At March 31, 2024, the unamortized balance related to completed and not released and in progress theatrical films was $532.5 million.
(2)
Production tax credits reduced total investment in films and television programs by $112.2 million and $181.2 million during the years ended March 31, 2024 and 2023, respectively, which resulted in a reduction of direct operating expense related to the amortization of investment in films and television programs cost of approximately $70.6 million and $84.3 million for the years ended March 31, 2024 and 2023, respectively.

At March 31, 2024, acquired film and television libraries have remaining unamortized costs of $223.1 million, which are monetized individually and are being amortized on a straight-line basis or the individual-film-forecast method over a weighted average remaining period of approximately 12.8 years (March 31, 2023 - unamortized costs of $132.8 million).
Amortization of investment in film and television programs and licensed program rights by predominant monetization strategy is as follows, and was included in direct operating expense in the consolidated statement of operations:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Amortization expense:
Individual monetization	$907.1	$951.2	$887.3
Film group monetization	382.0	330.0	303.0
Licensed program rights	288.8	384.1	377.4

	$1,577.9	$1,665.3	$1,567.7

The table below summarizes estimated future amortization expense for the Company’s investment in film and television programs and licensed program rights as of March 31, 2024:

	Year Ending
	March 31,
	2025	2026	2027
	(Amounts in millions)
Estimated future amortization expense:
Released investment in films and television programs:
Individual monetization	$348.8	$166.0	$138.9
Film group monetization	$225.9	$102.2	$70.3
Licensed program rights	$161.8	$32.4	$16.0
Completed and not released investment in films and television programs:
Individual monetization	$139.6	n/a	n/a
Film group monetization	$138.0	n/a	n/a
Impairments.
Investment in films and television programs and licensed program rights includes write-downs to fair value. The following table sets forth impairments by segment and the line item in our consolidated statement of operations they are recorded in for the fiscal years ended March 31, 2024, 2023 and 2022:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Impairments by segment:
Included in direct operating expense (1) :
Motion Picture	$34.6	$6.2	$1.2
Television Production	8.4	4.6	34.9
Impairments not included in segment operating results (2) :
Included in direct operating expense	—	—	36.9
Included in restructuring and other	377.3	379.3	—

	$420.3	$390.1	$73.0

(1)
Impairments included in direct operating expense are included in the amortization expense amounts reflected in the table further above which presents amortization of investment in film and television programs and licensed program rights by predominant monetization strategy.

(2)
Fiscal 2024 and 2023:
Represents primarily charges related to the Media Networks restructuring plan initiatives, including content impairment of programming removed from its platforms and in certain international territories exited or to be exited. Amounts in fiscal 2024 also include $12.8 million of development costs written off in connection with changes in strategy in the Television Production segment as a result of the acquisition of eOne.

Fiscal 2022:
Represents impairment charges recorded as a result of a strategic review of original programming on the STARZ platform, which identified certain titles with limited viewership or strategic purpose which were removed from the STARZ service and abandoned by the Media Networks segment.
See Note 15 and Note 16 for further information.